Related party transactions	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Related party transactions [Text Block]
33.	Related party transactions

In addition to the transactions with the associates described in Notes 12, 13 and 14, an amount of $4,125,000 ($4,750,000 in 2016, including $1,711,000 for professional services related to capitalized exploration and evaluation activities) was invoiced by Osisko to associates for recoveries of costs related to professional services and rental of offices. An amount of $1,245,000 (including sales taxes) is receivable from associates and included in accounts receivable as at December 31, 2017 ($720,000 as at December 31, 2016).

In 2017, an amount of $395,000 ($231,000 in 2016) was invoiced to Osisko by an associate for professional services and rental of offices, including $355,000 ($227,000 in 2016) related to capitalized exploration and evaluation activities.

In 2017, interest revenues of $748,000 ($418,000 in 2016) were accounted for with regards to a $10.0 million financing completed in May 2016 with Falco, an associate of Osisko. As at December 31, 2017, interests of $1,166,000 ($418,000 as at December 31, 2016) are receivable from Falco.

During the years ended December 31, 2017 and 2016, certain directors and officers of Osisko have participated in financings completed by certain associates.